Financial instruments - Schedule of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Cash	$ 83,790	$ 79,145	$ 127,499
Restricted cash	448	0
Amounts receivable		13,791
Accounts payable and accrued liabilities	19,723	15,968
Debt	$ 15,000	$ 24,788